Business Combinations - Summary of Actual and Unaudited Pro Forma Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	10 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Net interest income		$ 18,913	$ 11,095
Noninterest income		3,186	1,629
Net loss		(43)	(2,231)
FBC Bancorp, Inc [Member]
Business Acquisition [Line Items]
Net interest income	$ 9,867
Noninterest income	716
Net loss	$ (847)
Net interest income, Pro forma		29,082	22,275
Noninterest income, Pro forma		3,902	3,189
Net income, Pro forma		$ 3,503	$ 1,082
Pro forma earnings per share-Basic an Diluted		$ 0.52	$ 0.16